Annual Fund Operating Expenses	Jun. 25, 2025
Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.03%	[1]
Component2 Other Expenses	0.61%	[1]
Other Expenses (as a percentage of Assets):	0.64%	[1]
Acquired Fund Fees and Expenses	0.13%	[2]
Expenses (as a percentage of Assets)	2.27%
Fee Waiver or Reimbursement	(0.42%)	[3]
Net Expenses (as a percentage of Assets)	1.85%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.03%	[1]
Component2 Other Expenses	0.61%	[1]
Other Expenses (as a percentage of Assets):	0.64%	[1]
Acquired Fund Fees and Expenses	0.13%	[2]
Expenses (as a percentage of Assets)	2.02%
Fee Waiver or Reimbursement	(0.42%)	[3]
Net Expenses (as a percentage of Assets)	1.60%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027

[1]	Other Expenses are restated from the Predecessor Fund’s (as defined below) expenses based on contractual arrangements with the Fund’s current service providers.
[2]	The Total Annual Fund Operating Expenses After Fee Waiver does not correlate to the ratios of expenses to average net assets included in the Financial Highlights section of the Fund’s Statutory Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses (“AFFE”).
[3]	Tidal Investments LLC (“Tidal” or the “Adviser”) has contractually agreed to waive a portion or all of its management fees and reimburse Fund expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding certain expenses such as taxes, leverage interest, interest expense, dividends paid on short sales, brokerage commissions, AFFE, or extraordinary expenses (collectively, the “Excluded Expenses”)) do not exceed 1.69% of the average daily net assets of the Fund’s Investor Class shares and do not exceed 1.44% of the average daily net assets of the Fund’s Institutional Class shares. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least July 31, 2027. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board.